Investments Accounted for Under Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments Accounted for Under Equity Method

The Group investments accounted for under the Equity method are Constellium-UACJ ABS LLC and Rhenaroll S.A.

(in millions of Euros)	Year ended 2017	Year ended 2016
At January 1,	16	30
Group share in loss	(29)	(14)
Additions	—	—
Reclassified to non-current other financial assets	14	—
Effects of changes in foreign exchange rates	—	—

At December 31,	1	16

Summary of Share of Joint Ventures

		Joint venture’s net assets		Joint venture’s profit/ (loss)
(In millions of Euros)	% interest	At December 31, 2017	At December 31, 2016	At December 31, 2017	At December 31, 2016
Constellium-UACJ ABS LLC(A)	51.00%	(14)	15	(29)	(14)
Rhenaroll S.A.(B)	49.85%	1	1	—	—

Group share		(13)	16	(29)	(14)

Reclassified to non-current other financial assets		14	—	—	—

Investment in joint venture		1	16	(29)	(14)

Constellium-UACJ ABS LLC and Rhenaroll S.A. are private companies with no quoted market prices available for their shares.

(A)	Constellium-UACJ ABS LLC, a joint-venture in which Constellium holds a 51% interest, was created in 2014. This joint-venture operates a facility located in Bowling Green, Kentucky and supplies aluminium sheet to the North American automotive industry. The joint venture started its operations during 2016.
(B)	The Group also holds a 49.85% interest in a joint-venture named Rhenaroll S.A. (located in Biesheim, France), specialized in the chrome-plating, grinding and repairing of rolling mills’ rolls and rollers. Revenue was €3 million for the years ended December 31, 2017 and 2016 respectively. The entity’s net income was immaterial in both 2017 and 2016.

Summary of Amounts Included in Financial Statements in Accordance with Group Accounting Principles

The information presented hereafter reflects the amounts included in the financial statements of the relevant entity in accordance with Group accounting principles and not the Company’s share of those amounts.

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Current assets
Cash and cash equivalents	5	6
Trade receivables and other	35	7
Inventories	57	28
Non-current assets
Property, plant and equipment	161	189
Intangible assets	1	1

Total Assets	259	231

Current liabilities
Trade payables and other	34	26
Borrowings(A)	206	129
Non-current liabilities
Borrowings	47	46
Equity	(28)	30

Total Equity and Liabilities	259	231

(A)	In February 2018, the maturity of shareholders loan facilities was extended to March 31, 2023.

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016
Revenue	123	15
Cost of sales	(151)	(28)
Selling and administrative expenses	(14)	(8)

Loss from operations	(42)	(21)

Finance costs	(15)	(6)

Net loss	(57)	(27)

The transactions during the year and the year-end balances between Group companies that are fully consolidated and Constellium UACJ ABS LLC are included in Group’s Consolidated income statement and Consolidated statement of financial position are detailed below:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Trades receivables and other—current	15	10
Other financial assets (A)	83	66

Total Assets	98	76

(A)	Other financial assets correspond to the loan to Constellium UACJ ABS LLC as of December 31, 2017 and 2016. As of December 31, 2017, the fair value of the loan is €97 million, which approximates the carrying value. The fair value is presented net of €14 million of Constellium’s share of losses of joint venture.

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016
Revenue	59	13
Fees and recharges(B)	3	3
Finance income	6	4

Total Income	68	20

(B)	Fees and recharges are presented in Cost of sales or Selling and administrative expenses depending on their nature.

Summary of Guarantees and Commitments

Guarantees and commitments given to Constellium UACJ ABS LLC by the Group are:

(in millions of euros)	At December 31, 2017	At December 31, 2016
Financial guarantees	11	—
Loan facility commitment	—	15
Supplier guarantees	3	19

Total Guarantees and commitments	14	34